Contingencies and commitments - Lease payments and Additional information (Details) - Reservoir Holdings Inc And Subsidiaries - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Sep. 08, 2020
Rent expense			$ 962,224	$ 826,389
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2022			817,966
2023			586,303
2024			248,981
Total			$ 1,653,250
Commitment to pay royalty advance	$ 795,708
Commitment to pay additional royalty advance		$ 5,733,458
Amount of possible loss					$ 2,651,125